SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (CAN)	$ (7,933)	$ (13,003)
Foreign (US and IL)	(18,520)	(14,213)
Income (loss) before taxes	$ (26,453)	$ (27,216)